Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Current
Income tax (benefit)/provision	$ (7,548)	$ 106,187	$ 344,586	$ 327,384
Cayman Islands [Member]
Current
Current tax provision
Deferred tax (benefit)
Hong Kong [Member]
Current
Current tax provision
Deferred tax (benefit)
China [Member]
Current
Current tax provision	13,298	116,740	$ 363,605	$ 331,688
Deferred tax (benefit)	$ (20,846)	$ (10,553)